INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets / (liabilities)
Deferred tax assets	$ 3,315,885	$ 2,275,175
Deferred tax liability	(42,005)	(689,268)
Deferred tax assets	3,315,885	2,275,175
Deferred tax liability	(42,005)	(689,268)
Total Net Assets by deferred Tax	3,273,880	1,585,907	$ 1,253,359
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	2,864,345	2,063,254
Deferred tax assets	1,687,447	2,063,254
Deferred tax liability	(65,140)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	451,540	211,921
Deferred tax liability	(42,005)	(689,268)
Deferred tax assets	1,628,438	211,921
Deferred tax liability	$ 23,135	$ (689,268)